AXP(R) Research
                                                                   Opportunities
                                                                            Fund

                                                          2002 SEMIANNUAL REPORT

American
   Express(R)
Funds

(icon of) ruler

AXP Research Opportunities Fund
seeks to provide shareholders with
long-term capital growth.

The Rewards of Research

Behind every decision to buy or sell a stock is information -- in most cases, informationgathered by a research analyst. AXPResearch Opportunities Fund is designed to make the most of that research by investing only in Standard & Poor's 500 stocks that carry our analysts' highest rating. The intention is to construct a portfolio that has the potential to outperform the stock market as a whole.

CONTENTS

From the Chairman                                   3

Portfolio Manager Q & A                             3

Fund Facts                                          5

The 10 Largest Holdings                             6

Financial Statements (Fund)                         7

Notes to Financial Statements (Fund)               10

Financial Statements (Portfolio)                   15

Notes to Financial Statements (Portfolio)          17

Investments in Securities                          20

--------------------------------------------------------------------------------

2  AXP RESEARCH OPPORTUNITIES FUND -- SEMIANNUAL REPORT

(picture of Arne H. Carlson)
Arne H. Carlson
Chairman of the board

From the Chairman

For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

Portfolio Manager Q & A

Q: How did the Fund perform for the six-month period ended January 31, 2002?

A: During a difficult period for the equity markets, the Fund declined 10.26% over the six months (Class A shares excluding sales charges). The unmanaged Standard & Poor's 500 Index (S&P 500 Index) return(e)d -6.04% over the same period.

Q: What factors affected the Fund's performance during the six months?

A: The market was extremely volatile as investors fretted over the economy and corporate profits. The events of September 11 exacerbated investors' concerns. In the days that followed the terrorist attacks, the S&P 500 Index reached its low point for the year. Then stocks moved higher as investors' fears eased on early signs of an economic pickup. However, events surrounding the Enron collapse shook the market's confidence early this year, and stocks again moved lower as the six-month period ended. In general, the Fund benefited from performance of its holdings in more growth-oriented stocks among technology, health care and consumer

--------------------------------------------------------------------------------
3 AXP RESEARCH OPPORTUNITIES FUND -- SEMIANNUAL REPORT cyclical holdings. These stocks performed particularly well in the closing months of 2001. The Fund lost ground due to weakness among its energy, utilities, financial and industrial stocks.

Q: Did any significant changes take place in the Fund during the period?

A: Since assuming management of the Fund in January 2002, I've implemented selected enhancements to the portfolio. These enhancements were designed to showcase our analysts' stock picking acumen while muting the effect of other factors that can impact performance. Most notably, the Fund is now sector neutral, meaning that its sector weights are similar to those of the S&P 500 Index. For example, if the financial sector represents 18% of the Index, the Fund's weight will be similar. What has not changed is that the Fund owns stocks based on recommendations from American Express Financial Advisors' in-house investment research team.

Q: What approach do the research analysts take in reviewing stocks?

A: They conduct what I call "grass roots," fundamental research into individual companies. Such research involves delving into what makes a company tick, which includes getting to know management, meeting the company's customers and suppliers, understanding the industry dynamics and digging into its financial statements. In a post-Enron world, all of these factors are incredibly important. Then, with a thorough understanding of the company's fundamentals and the stock's valuation, the analyst will assign a buy, hold or sell rating. Only those stocks that have a buy rating and, in selected cases, a hold rating will be owned in the portfolio.

Q: What is the outlook for the Fund for the next six months?

A: I am very optimistic that the changes we've implemented will prove beneficial to investors in the period ahead. In an environment of some uncertainty, and in light of an increasing emphasis on understanding the true nature of companies before investments are made (particularly after the collapse of Enron), our focus on fundamental analysis seems particularly timely. In addition, I anticipate more favorable market conditions as the year progresses. In an environment that features low inflation, low interest rates and a fair amount of liquidity (money available to invest in stocks), the market should be ready to begin a recovery from the difficulties it faced in 2000 and 2001. With the support of our experienced research analysts, I anticipate that the Fund has the potential to enjoy solid returns that exceed those of the stock market as a whole (as measured by the S&P 500 Index) in the next six months.

Joan M. Kampmeyer

Note to shareholders: In January 2002, Joan M. Kampmeyer succeeded James M. Johnson, Jr. as portfolio manager of AXP Research Opportunities Fund.

--------------------------------------------------------------------------------

4  AXP RESEARCH OPPORTUNITIES FUND -- SEMIANNUAL REPORT

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                $4.81
July 31, 2001                                                $5.37
Decrease                                                     $0.56

Distributions -- Aug. 1, 2001 - Jan. 31, 2002
From income                                                  $0.01
From long-term capital gains                                 $  --
Total distributions                                          $0.01
Total return*                                              -10.26%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                $4.58
July 31, 2001                                                $5.12
Decrease                                                     $0.54

Distributions -- Aug. 1, 2001 - Jan. 31, 2002
From income                                                  $  --
From long-term capital gains                                 $  --
Total distributions                                          $  --
Total return*                                              -10.55%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                $4.58
July 31, 2001                                                $5.13
Decrease                                                     $0.55

Distributions -- Aug. 1, 2001 - Jan. 31, 2002
From income                                                  $  --
From long-term capital gains                                 $  --
Total distributions                                          $  --
Total return*                                              -10.70%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                $4.85
July 31, 2001                                                $5.42
Decrease                                                     $0.57

Distributions -- Aug. 1, 2001 - Jan. 31, 2002
From income                                                  $0.01
From long-term capital gains                                 $  --
Total distributions                                          $0.01
Total return*                                              -10.28%


* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

--------------------------------------------------------------------------------

5  AXP RESEARCH OPPORTUNITIES FUND -- SEMIANNUAL REPORT

The 10 Largest Holdings

                                       Percent              Value
                                   (of net assets)   (as of Jan. 31, 2002)

General Electric                        3.9%             $18,303,805
Microsoft                               3.3               15,354,110
Wal-Mart Stores                         3.0               14,335,220
Pfizer                                  2.8               13,026,042
Exxon Mobil                             2.5               11,953,205
Intel                                   2.4               11,352,960
Citigroup                               2.3               10,920,960
American Intl Group                     2.3               10,892,635
Johnson & Johnson                       1.9                9,149,841
Verizon Communications                  1.9                8,746,245

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of pie chart)

The 10 holdings listed here  make up 26.3% of net assets

--------------------------------------------------------------------------------

6  AXP RESEARCH OPPORTUNITIES FUND -- SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Research Opportunities Fund

Jan. 31, 2002 (Unaudited)
Assets
Investment in Portfolio (Note 1)                                             $  470,343,280
Capital shares receivable                                                             1,223
                                                                                      -----
Total assets                                                                    470,344,503
                                                                                -----------
Liabilities
Capital shares payable                                                                2,175
Accrued distribution fee                                                              6,838
Accrued service fee                                                                       1
Accrued transfer agency fee                                                             491
Accrued administrative services fee                                                     724
Other accrued expenses                                                              133,016
                                                                                    -------
Total liabilities                                                                   143,245
                                                                                    -------
Net assets applicable to outstanding capital stock                           $  470,201,258
                                                                             ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                     $      996,649
Additional paid-in capital                                                      674,567,695
Excess of distributions over net investment income                                (548,899)
Accumulated net realized gain (loss) (Note 5)                                 (179,124,071)
Unrealized appreciation (depreciation) on investments                          (25,690,116)
                                                                               -----------
Total -- representing net assets applicable
to outstanding capital stock                                                 $  470,201,258
                                                                             ==============
Net assets applicable to outstanding shares:   Class A                       $  285,211,868
                                               Class B                       $  184,412,333
                                               Class C                       $      321,589
                                               Class Y                       $      255,468
Net asset value per share of
outstanding capital stock:                     Class A shares    59,247,401  $         4.81
                                               Class B shares    40,294,602  $         4.58
                                               Class C shares        70,205  $         4.58
                                               Class Y shares        52,665  $         4.85
                                                                     ------  --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

7  AXP RESEARCH OPPORTUNITIES FUND -- SEMIANNUAL REPORT

Statement of operations
AXP Research Opportunities Fund

Six months ended Jan. 31, 2002 (Unaudited)
Investment income
Income:
Dividends                                                                     $   3,001,256
Interest                                                                            359,637
   Less foreign taxes withheld                                                       (5,903)
                                                                                     ------
Total income                                                                      3,354,990
                                                                                  ---------
Expenses (Note 2):
Expenses allocated from Portfolio                                                 1,555,526
Distribution fee
   Class A                                                                          388,878
   Class B                                                                        1,003,028
   Class C                                                                            1,369
Transfer agency fee                                                                 573,008
Incremental transfer agency fee
   Class A                                                                           39,909
   Class B                                                                           41,143
   Class C                                                                               67
Service fee -- Class Y                                                                  136
Administrative services fees and expenses                                           147,202
Compensation of board members                                                         5,518
Printing and postage                                                                109,471
Registration fees                                                                    37,843
Audit fees                                                                            3,000
Other                                                                                 5,267
                                                                                      -----
Total expenses                                                                    3,911,365
   Earnings credits on cash balances (Note 2)                                        (6,601)
                                                                                     ------
Total net expenses                                                                3,904,764
                                                                                  ---------
Investment income (loss) -- net                                                    (549,774)
                                                                                   --------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                        (73,514,222)
   Futures contracts                                                                422,533
                                                                                    -------
Net realized gain (loss) on investments                                         (73,091,689)
Net change in unrealized appreciation (depreciation) on investments              11,500,996
                                                                                 ----------
Net gain (loss) on investments                                                  (61,590,693)
                                                                                -----------
Net increase (decrease) in net assets resulting from operations                $(62,140,467)
                                                                               ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

8  AXP RESEARCH OPPORTUNITIES FUND -- SEMIANNUAL REPORT

Statements of changes in net assets
AXP Research Opportunities Fund
                                                                               Jan. 31, 2002        July 31, 2001
                                                                             Six months ended        Year ended
                                                                                (Unaudited)
Operations and distributions
Investment income (loss) -- net                                               $    (549,774)       $     548,546
Net realized gain (loss) on investments                                         (73,091,689)        (103,085,570)
Net change in unrealized appreciation (depreciation) on investments              11,500,996          (38,537,820)
                                                                                 ----------          -----------
Net increase (decrease) in net assets resulting from operations                 (62,140,467)        (141,074,844)
                                                                                -----------         ------------
Distributions to shareholders from:
   Net investment income
      Class A                                                                      (546,886)                  --
      Class B                                                                            --                   --
      Class C                                                                           (96)                  --
      Class Y                                                                          (689)                  --
   Net realized gain
      Class A                                                                            --          (63,547,161)
      Class B                                                                            --          (42,332,023)
      Class C                                                                            --              (27,210)
      Class Y                                                                            --              (37,723)
                                                                                      -----              -------
Total distributions                                                                (547,671)        (105,944,117)
                                                                                   --------         ------------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                       26,791,414           60,791,841
   Class B shares                                                                 6,552,780           24,966,464
   Class C shares                                                                   102,747              265,362
   Class Y shares                                                                     3,818              110,852
Reinvestment of distributions at net asset value
   Class A shares                                                                   543,290           62,625,709
   Class B shares                                                                        --           41,987,018
   Class C shares                                                                        95               27,210
   Class Y shares                                                                       689               37,724
Payments for redemptions
   Class A shares                                                               (69,048,397)        (150,872,613)
   Class B shares (Note 2)                                                      (32,054,578)         (69,396,656)
   Class C shares (Note 2)                                                          (17,651)             (14,432)
   Class Y shares                                                                   (29,844)             (26,197)
                                                                                    -------              -------
Increase (decrease) in net assets from capital share transactions               (67,155,637)         (29,497,718)
                                                                                -----------          -----------
Total increase (decrease) in net assets                                        (129,843,775)        (276,516,679)
Net assets at beginning of period                                               600,045,033          876,561,712
                                                                                -----------          -----------
Net assets at end of period                                                   $ 470,201,258        $ 600,045,033
                                                                              =============        =============
Undistributed (excess of distributions over) net investment income            $    (548,899)       $     548,546
                                                                              -------------        -------------

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

9   AXP RESEARCH OPPORTUNITIES FUND -- SEMIANNUAL REPORT

Notes to Financial Statements

AXP Research Opportunities Fund

(Unaudited as to Jan. 31, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Growth Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Growth Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Aggressive Growth Portfolio
The Fund invests all of its assets in Aggressive Growth Portfolio (the Portfolio), a series of Growth Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in equity securities of companies that comprise the S&P 500.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Jan. 31, 2002, was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax

--------------------------------------------------------------------------------
10 AXP RESEARCH OPPORTUNITIES FUND -- SEMIANNUAL REPORT purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.03% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.00
o  Class B $20.00
o  Class C $19.50
o  Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $213,446 for Class A and $96,110 for Class B for the six months ended Jan. 31, 2002.

During the six months ended Jan. 31, 2002, the Fund's transfer agency fees were reduced by $6,601 as a result of earnings credits from overnight cash balances.

--------------------------------------------------------------------------------

11  AXP RESEARCH OPPORTUNITIES FUND -- SEMIANNUAL REPORT

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                                                 Six months ended Jan. 31, 2002
                                                  Class A           Class B         Class C       Class Y
Sold                                              5,528,046       1,423,054         22,083           785
Issued for reinvested distributions                 110,287              --             20           139
Redeemed                                        (14,248,607)     (6,975,298)        (3,747)       (6,344)
                                                -----------      ----------         ------        ------
Net increase (decrease)                          (8,610,274)     (5,552,244)        18,356        (5,420)
                                                 ----------      ----------         ------        ------

                                                                    Year ended July 31, 2001
                                                  Class A           Class B         Class C       Class Y
Sold                                              9,614,169       3,961,702         41,810        17,678
Issued for reinvested distributions              10,668,858       7,468,880          4,841         6,383
Redeemed                                        (23,350,130)    (11,279,771)        (2,624)       (4,028)
                                                -----------     -----------         ------        ------
Net increase (decrease)                          (3,067,103)        150,811         44,027        20,033
                                                 ----------         -------         ------        ------

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Jan. 31, 2002.

5. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $100,482,475 as of July 31, 2001, that if not offset by subsequent capital gains, will expire in 2010. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------

12   AXP RESEARCH OPPORTUNITIES FUND -- SEMIANNUAL REPORT

6. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                               2002(f)    2001     2000     1999     1998
Net asset value, beginning of period                                       $5.37     $ 7.61    $7.94    $6.98    $6.86
Income from investment operations:
Net investment income (loss)                                                  --        .02       --     (.01)     .02
Net gains (losses) (both realized and unrealized)                           (.55)     (1.27)     .66     1.32      .65
Total from investment operations                                            (.55)     (1.25)     .66     1.31      .67
Less distributions:
Dividends from net investment income                                        (.01)        --       --       --       --
Distributions from realized gains                                             --       (.99)    (.99)    (.35)    (.55)
Total distributions                                                         (.01)      (.99)    (.99)    (.35)    (.55)
Net asset value, end of period                                             $4.81     $ 5.37    $7.61    $7.94    $6.98

Ratios/supplemental data
Net assets, end of period (in millions)                                     $285       $365     $540     $481     $337
Ratio of expenses to average daily net assets(c)                           1.23%(d)   1.16%    1.14%    1.12%    1.12%
Ratio of net investment income (loss) to average daily net assets           .09%(d)    .37%     .02%     .04%     .30%
Portfolio turnover rate (excluding short-term securities)                   100%       234%     160%     143%     148%
Total return(e)                                                          (10.26%)   (17.54%)   7.73%   19.21%   10.76%

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                               2002(f)    2001     2000     1999     1998
Net asset value, beginning of period                                       $5.12     $ 7.36    $7.76    $6.88    $6.82
Income from investment operations:
Net investment income (loss)                                                (.02)      (.02)    (.05)    (.02)    (.02)
Net gains (losses) (both realized and unrealized)                           (.52)     (1.23)     .64     1.25      .63
Total from investment operations                                            (.54)     (1.25)     .59     1.23      .61
Less distributions:
Distributions from realized gains                                             --       (.99)    (.99)    (.35)    (.55)
Net asset value, end of period                                             $4.58     $ 5.12    $7.36    $7.76    $6.88

Ratios/supplemental data
Net assets, end of period (in millions)                                     $184       $235     $336     $276     $184
Ratio of expenses to average daily net assets(c)                           1.99%(d)   1.92%    1.91%    1.88%    1.88%
Ratio of net investment income (loss) to average daily net assets          (.68%)(d)  (.39%)   (.73%)   (.72%)   (.46%)
Portfolio turnover rate (excluding short-term securities)                   100%       234%     160%     143%     148%
Total return(e)                                                          (10.55%)   (18.19%)   7.03%   18.31%    9.92%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------

13   AXP RESEARCH OPPORTUNITIES FUND -- SEMIANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                               2002(f)    2001    2000(b)
Net asset value, beginning of period                                       $5.13     $ 7.36    $7.50
Income from investment operations:
Net investment income (loss)                                                (.02)      (.02)     .02
Net gains (losses) (both realized and unrealized)                           (.53)     (1.22)    (.16)
Total from investment operations                                            (.55)     (1.24)    (.14)
Less distributions:
Distributions from realized gains                                             --       (.99)      --
Net asset value, end of period                                             $4.58     $ 5.13    $7.36
Ratios/supplemental data
Net assets, end of period (in millions)                                      $--        $--      $--
Ratio of expenses to average daily net assets(c)                           1.99%(d)   1.92%    1.91%(d)
Ratio of net investment income (loss) to average daily net assets          (.66%)(d)  (.36%)   (.50%)(d)
Portfolio turnover rate (excluding short-term securities)                   100%       234%     160%
Total return(e)                                                          (10.70%)   (18.03%)  (1.87%)

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                               2002(f)    2001     2000     1999     1998
Net asset value, beginning of period                                       $5.42     $ 7.65    $7.96    $7.01    $6.88
Income from investment operations:
Net investment income (loss)                                                 .01        .04      .01       --      .03
Net gains (losses) (both realized and unrealized)                           (.57)     (1.28)     .67     1.32      .65
Total from investment operations                                            (.56)     (1.24)     .68     1.32      .68
Less distributions:
Dividends from net investment income                                        (.01)        --       --     (.02)      --
Distributions from realized gains                                             --       (.99)    (.99)    (.35)    (.55)
Total distributions                                                         (.01)      (.99)    (.99)    (.37)    (.55)
Net asset value, end of period                                             $4.85     $ 5.42    $7.65    $7.96    $7.01
Ratios/supplemental data
Net assets, end of period (in millions)                                      $--        $--      $--      $--      $--
Ratio of expenses to average daily net assets(c)                           1.05%(d)   1.00%     .97%    1.02%     .87%
Ratio of net investment income (loss) to average daily net assets           .26%(d)    .54%     .17%     .12%     .40%
Portfolio turnover rate (excluding short-term securities)                   100%       234%     160%     143%     148%
Total return(e)                                                          (10.28%)   (17.29%)   7.99%   19.34%   10.93%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.
(f) Six months ended Jan. 31, 2002 (Unaudited).

--------------------------------------------------------------------------------

14   AXP RESEARCH OPPORTUNITIES FUND -- SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
Aggressive Growth Portfolio

Jan. 31, 2002 (Unaudited)
Assets
Investments in securities at value, (Note 1)
   (identified cost $489,259,046 )                                             $463,640,764
Cash in bank on demand deposit                                                       69,041
Dividends and accrued interest receivable                                           435,176
Receivable for investment securities sold                                        14,229,190
                                                                                 ----------
Total assets                                                                    478,374,171
                                                                                -----------
Liabilities
Payable for investment securities purchased                                       7,930,615
Accrued investment management services fee                                            8,023
Other accrued expenses                                                               21,888
                                                                                     ------
Total liabilities                                                                 7,960,526
                                                                                  ---------
Net assets                                                                     $470,413,645
                                                                               ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

15  AXP RESEARCH OPPORTUNITIES FUND -- SEMIANNUAL REPORT

Statement of operations
Aggressive Growth Portfolio

Six months ended Jan. 31, 2002 (Unaudited)
Investment income
Income:
Dividends                                                                     $   3,001,678
Interest                                                                            360,895
   Less foreign taxes withheld                                                      (5,904)
                                                                                    ------
Total income                                                                      3,356,669
                                                                                  ---------
Expenses (Note 2):
Investment management services fee                                                1,505,272
Compensation of board members                                                         5,893
Custodian fees                                                                       34,649
Audit fees                                                                            9,000
Other                                                                                 1,565
                                                                                      -----
Total expenses                                                                    1,556,379
   Earnings credits on cash balances (Note 2)                                         (635)
                                                                                      ----
Total net expenses                                                                1,555,744
                                                                                  ---------
Investment income (loss) -- net                                                   1,800,925
                                                                                  ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                              (73,523,153)
   Futures contracts                                                                422,533
                                                                                    -------
Net realized gain (loss) on investments                                        (73,100,620)
Net change in unrealized appreciation (depreciation) on investments              11,501,861
                                                                                 ----------
Net gain (loss) on investments                                                 (61,598,759)
                                                                               -----------
Net increase (decrease) in net assets resulting from operations               $(59,797,834)
                                                                              ============

Statements of changes in net assets
Aggressive Growth Portfolio
                                                                               Jan. 31, 2002        July 31, 2001
                                                                             Six months ended        Year ended
                                                                                (Unaudited)
Operations
Investment income (loss) -- net                                               $   1,800,925        $   6,747,835
Net realized gain (loss) on investments                                         (73,100,620)        (103,099,047)
Net change in unrealized appreciation (depreciation) on investments              11,501,861          (38,541,226)
                                                                                 ----------          -----------
Net increase (decrease) in net assets resulting from operations                 (59,797,834)        (134,892,438)
                                                                                -----------         ------------
Proceeds from contributions                                                       3,231,240            5,054,931
Fair value of withdrawals                                                       (73,237,478)        (146,750,384)
                                                                                -----------         ------------
Net contributions (withdrawals) from partners                                   (70,006,238)        (141,695,453)
                                                                                -----------         ------------
Total increase (decrease) in net assets                                        (129,804,072)        (276,587,891)
Net assets at beginning of period                                               600,217,717          876,805,608
                                                                                -----------          -----------
Net assets at end of period                                                   $ 470,413,645        $ 600,217,717
                                                                              =============        =============

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

16  AXP RESEARCH OPPORTUNITIES FUND -- SEMIANNUAL REPORT

Notes to Financial Statements

Aggressive Growth Portfolio

(Unaudited as to Jan. 31, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Aggressive Growth Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Aggressive Growth Portfolio invests primarily in equity securities of companies that comprise the S&P 500. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

--------------------------------------------------------------------------------

17   AXP RESEARCH OPPORTUNITIES FUND -- SEMIANNUAL REPORT

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

--------------------------------------------------------------------------------

18   AXP RESEARCH OPPORTUNITIES FUND -- SEMIANNUAL REPORT

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.65% to 0.50% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Research Opportunities Fund to the Lipper Large-Cap Core Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $126,251 for the six months ended Jan. 31, 2002.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Jan. 31, 2002, the Portfolio's custodian fees were reduced by $635 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $481,809,587 and $557,903,097, respectively, for the six months ended Jan. 31, 2002. For the same period, the portfolio turnover rate was 100%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $31,218 for the six months ended Jan. 31, 2002.

Income from securities lending amounted to $1,745 for the six months ended Jan. 31, 2002. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

4. STOCK INDEX FUTURES CONTRACTS
As of Jan. 31, 2002, investments in securities included securities valued at $1,176,060 that were pledged as collateral to cover initial margin deposits on 25 open purchase contracts. The market value of the open purchase contracts as of Jan. 31, 2002 was $7,065,000 with a net unrealized loss of $75,729.

--------------------------------------------------------------------------------

19   AXP RESEARCH OPPORTUNITIES FUND -- SEMIANNUAL REPORT

Investments in Securities
Aggressive Growth Portfolio

Jan. 31, 2002 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common stocks (95.8%)
Issuer                                           Shares                Value(a)

Aerospace & defense (0.6%)
Northrop Grumman                                 24,300               $2,712,123

Automotive & related (0.5%)
Genuine Parts                                    70,100                2,489,952

Banks and savings & loans (6.3%)
Bank of America                                  70,600                4,449,918
Fifth Third Bancorp                              26,100                1,650,825
FleetBoston Financial                            49,000                1,647,380
J.P. Morgan Chase                               149,500                5,090,475
Synovus Financial                               106,700                2,949,188
U.S. Bancorp                                    202,600                4,218,132
Wachovia                                         61,300                2,038,225
Washington Mutual                                43,400                1,489,488
Wells Fargo                                     130,100                6,035,339
Total                                                                 29,568,970

Beverages & tobacco (2.9%)
Anheuser-Busch                                   86,300                4,079,401
Philip Morris                                   141,900                7,110,609
UST                                              70,400                2,460,480
Total                                                                 13,650,490

Chemicals (1.8%)
Air Products & Chemicals                         51,100                2,363,375
du Pont (EI) de Nemours                          89,000                3,931,130
Ecolab                                           51,900                2,220,801
Total                                                                  8,515,306

Communications equipment & services (2.3%)
Tellabs                                         130,400(b)             2,015,984
Verizon Communications                          188,700                8,746,245
Total                                                                 10,762,229

Computer software & services (1.0%)
Intuit                                           56,700(b)             2,225,475
VERITAS Software                                 57,700(b)             2,455,135
Total                                                                  4,680,610

Computers & office equipment (11.4%)
Cisco Systems                                   376,800(b)             7,453,104
Compaq Computer                                 160,100                1,977,235
Dell Computer                                   180,500(b)             4,954,725
Intl Business Machines                           74,400                8,027,016
Microsoft                                       241,000(b)            15,354,110
Oracle                                          307,200(b)             5,302,272
Solectron                                       195,100(b)             2,286,572
State Street                                     56,600                3,043,948
Sun Microsystems                                283,700(b)             3,052,612
Yahoo!                                          117,000(b)             2,017,080
Total                                                                 53,468,674

Electronics (6.4%)
Advanced Micro Devices                          111,600(b)             1,791,180
Altera                                           57,700(b)             1,449,424
Analog Devices                                   55,700(b,d)           2,439,660
Applied Materials                                77,600(b)             3,387,240
Broadcom Cl A                                    49,200(b)             2,089,524
Intel                                           324,000               11,352,960
Maxim Integrated Products                        32,400(b)             1,797,876
Micron Technology                                79,400(b)             2,679,750
Waters                                           39,700(b)             1,373,620
Xilinx                                           38,200(b)             1,655,970
Total                                                                 30,017,204

Energy (6.5%)
Apache                                           50,720                2,459,413
ChevronTexaco                                    71,600                6,000,080
Conoco                                          102,600                2,889,216
Exxon Mobil                                     306,100               11,953,205
FirstEnergy                                      53,400                1,986,480
Kerr-McGee                                       44,100                2,335,095
Phillips Petroleum                               52,200                3,052,134
Total                                                                 30,675,623

Financial services (4.1%)
Citigroup                                       230,400               10,920,960
Fannie Mae                                       44,800                3,626,560
Freddie Mac                                      31,200                2,094,144
Morgan Stanley,
   Dean Witter & Co                              49,300                2,711,500
Total                                                                 19,353,164

Food (1.2%)
General Mills                                    60,500                2,997,775
Heinz (HJ)                                       68,700                2,844,180
Total                                                                  5,841,955

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
20   AXP RESEARCH OPPORTUNITIES FUND -- SEMIANNUAL REPORT

Issuer                                           Shares                 Value(a)

Health care (12.6%)
Abbott Laboratories                              92,200               $5,319,940
Allergan                                         23,300                1,555,275
American Home Products                           79,300                5,127,538
Applera-Applied Biosystem
   Group                                         45,200                1,009,316
Baxter Intl                                      50,500                2,819,415
Biogen                                           29,400(b)             1,594,068
Biomet                                           55,200                1,782,408
Genzyme-General Division                         33,300(b)             1,518,813
Guidant                                          41,100(b)             1,974,855
Johnson & Johnson                               159,100                9,149,841
MedImmune                                        38,200(b)             1,618,534
Medtronic                                        79,900                3,936,673
Pfizer                                          312,600               13,026,042
Pharmacia                                        88,500                3,584,250
Schering-Plough                                 101,900                3,299,522
Stryker                                          32,400                1,903,176
Total                                                                 59,219,666

Health care services (1.4%)
AmerisourceBergen                                26,200                1,695,926
Cardinal Health                                  41,100                2,708,901
HCA                                              54,800                2,329,000
Total                                                                  6,733,827

Household products (2.3%)
Gillette                                        113,900                3,792,870
Procter & Gamble                                 85,700                6,999,976
Total                                                                 10,792,846

Industrial equipment & services (1.0%)
Caterpillar                                      51,900                2,609,532
Parker-Hannifin                                  45,700                2,241,128
Total                                                                  4,850,660

Insurance (6.2%)
American Intl Group                             146,900               10,892,635
Hartford Financial Services
   Group                                         49,200                3,256,548
John Hancock Financial
   Services                                      70,500                2,705,790
Lincoln Natl                                     54,400                2,801,600
Marsh & McLennan                                 34,900                3,554,565
St. Paul Companies                               66,650                2,979,255
XL Capital Cl A                                  31,900(c)             2,811,028
Total                                                                 29,001,421

Leisure time & entertainment (1.7%)
Mattel                                          140,200                2,663,800
Viacom Cl B                                     129,600(b)             5,182,704
Total                                                                  7,846,504

Media (2.1%)
AOL Time Warner                                 270,000(b,d)           7,103,700
McGraw-Hill Companies                            44,700                2,864,376
Total                                                                  9,968,076

Metals (1.2%)
Alcan                                            66,300(c)             2,576,418
Alcoa                                            90,100                3,230,085
Total                                                                  5,806,503

Miscellaneous (0.4%)
Convergys                                        60,500(b)             1,917,245

Multi-industry conglomerates (5.2%)
Danaher                                          41,100                2,619,714
General Electric                                492,700               18,303,805
Minnesota Mining & Mfg                           33,800                3,745,040
Total                                                                 24,668,559

Paper & packaging (0.6%)
Intl Paper                                       66,900(d)             2,795,082

Real estate investment trust (0.6%)
Starwood Hotels & Resorts
   Worldwide                                     79,300                2,716,025

Retail (10.3%)
Best Buy                                         39,900(b)             2,952,600
Circuit City Stores-
   Circuit City Group                            86,900                2,593,096
Family Dollar Stores                             85,300(d)             2,877,169
Home Depot                                      148,600                7,443,374
Kroger                                          140,200(b)             2,888,120
Lowe's Companies                                 87,300                4,021,911
Safeway                                          76,200(b)             3,082,290
Target                                           95,200                4,227,832
Wal-Mart Stores                                 239,000               14,335,220
Walgreen                                        107,900                3,914,612
Total                                                                 48,336,224

Utilities -- electric (1.3%)
Dominion Resources                               35,300                2,078,111
Duke Energy                                      70,900                2,472,283
Sempra Energy                                    64,700                1,549,565
Total                                                                  6,099,959

Utilities -- gas (0.8%)
Dynegy Cl A                                      69,000                1,645,650
El Paso                                          56,000                2,125,200
Total                                                                  3,770,850

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21   AXP RESEARCH OPPORTUNITIES FUND -- SEMIANNUAL REPORT

Issuer                                           Shares                 Value(a)

Utilities -- telephone (3.1%)
BellSouth                                       170,600               $6,824,000
Sprint (FON Group)                              215,200                3,809,040
WorldCom-WorldCom Group                         374,700(b)             3,765,735
Total                                                                 14,398,775

Total common stocks
(Cost: $476,276,456)                                                $450,658,522

Short-term securities (2.8%)
Issuer                         Annualized      Amount                  Value(a)
                              yield on date  payable at
                               of purchase    maturity

U.S. government agencies
Federal Home Loan Bank Disc Nt
   02-15-02                      1.61%       $5,000,000               $4,996,646
Federal Home Loan Mtge Corp Disc Nts
   02-05-02                      1.67         1,000,000                  999,768
   02-19-02                      1.74         2,700,000                2,697,521
   04-18-02                      1.72         1,400,000                1,394,975
   04-25-02                      1.68           900,000                  896,473
Federal Natl Mtge Assn Disc Nt
   03-07-02                      1.70         2,000,000                1,996,859

Total short-term securities
(Cost: $12,982,590)                                                  $12,982,242

Total investments in securities
(Cost: $489,259,046)(e)                                             $463,640,764


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

22   AXP RESEARCH OPPORTUNITIES FUND -- SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2002, the value of foreign securities represented 1.1% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 4 to the financial statements):

      Type of security                                           Contracts
      Purchase contracts
      S&P 500 Index, March 2002                                      25

(e)   At Jan. 31, 2002, the cost of securities  for federal  income tax purposes
      was approximately   $489,259,000  and  the  approximate   aggregate  gross
      unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                              $ 21,045,000
      Unrealized depreciation                               (46,663,000)
                                                            -----------
      Net unrealized depreciation                          $(25,618,000)
                                                           ------------

--------------------------------------------------------------------------------

23   AXP RESEARCH OPPORTUNITIES FUND -- SEMIANNUAL REPORT

AXP Research Opportunities Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol

Class A: IRDAX    Class B: IROBX
Class C: N/A      Class Y: N/A

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                                          (logo)
                                                                        American
                                                                         Express

                                                                 S-6359 G (4/02)